Net Loss Per Share (Details 2)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Convertible Preferred Stock
Net Loss Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	4,758,216	1,607,747	4,161,270	6,666,555	5,419,946	11,808,290	11,808,290
Options to purchase common stock
Net Loss Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	3,934,488	1,282,165	3,887,672	278,810	894,160	1,461,865	1,216,718
Warrants
Net Loss Per Share
Potentially dilutive securities, prior to the use of the treasury stock method, excluded from the computation of diluted weighted-average shares outstanding, as they would be anti-dilutive	15,000	4,154	15,000	4,154	8,860	1,333	1,333